Operations - Impacts of the COVID-19 pandemic (Details)	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of joint operations [abstract]
Number of network destinations	158
Borrowings, proceeds	R$ 215,159,000	R$ 3,023,273,000